Fair Value Measurements - Summary of Changes in the Fair Value of the Yorkville Convertible Note (Details) - Fair Value, Inputs, Level 3 [Member]	12 Months Ended
Dec. 31, 2023 USD ($)
Fair Value Measurements (Details) [Line Items]
Balance at December 31, 2023	$ 1,766,000
Yorkville Convertible Note [Member]
Fair Value Measurements (Details) [Line Items]
Balance at December 31, 2022	0
Issuance of yorkville convertible note	1,800,000
Change in fair value	(34,000)
Balance at December 31, 2023	$ 1,766,000